Operating Assets and Liabilities - Intangible Assets (Details) kr in Millions	12 Months Ended
	Dec. 31, 2024 DKK (kr) segment	Dec. 31, 2023 DKK (kr)	Dec. 31, 2022 DKK (kr)
Intangible Assets
Other intangible assets	kr 12,343	kr 101
Estimated useful life of intangibles	15 years
Amortization expense	kr 78	55	kr 108
Goodwill	2,535
Impairment of goodwill	kr 0
Number of operating segments | segment	1
ProfoundBio
Intangible Assets
Additions through acquisition	kr 1,243
Goodwill	2,535	kr 0
Impairment of goodwill	0
IPR&D
Intangible Assets
Additions through acquisition	kr 10,577